As filed with the Securities and Exchange Commission on March 28, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21168
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) January 31, 2017

Principal Amount		Value	†
(000's omitted)		(000's omitted)

Municipal Notes 160.9%

Alabama 2.1%
$4,000	Mobile IDB Poll. Ctrl. Rev. (Alabama Pwr. Barry Plant), Ser. 2009, 0.68%, due 6/1/34	$4,000	(a)
1,900	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	2,131
		6,131
Alaska 1.0%
2,900	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-B, 0.58%, due 12/1/33	2,900	(a)

American Samoa 0.6%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	1,614

Arizona 5.4%
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured), 5.13%, due 9/1/21 Pre-Refunded 9/1/18	5,316
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	512	(b)
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	1,411	(b)(c)
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	2,383	(b)
3,305	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/24	3,282
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	356
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	540	(c)(d)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	442
1,140	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	1,142
		15,384
California 32.9%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39 Pre-Refunded 8/15/19	2,462
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,107
600	California Hlth. Facs. Fin. Au. Rev. (Hosp. Adventist Hlth. Sys.), Ser. 1998-B, (LOC: U.S. Bank), 0.54%, due 9/1/28	600	(a)
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/24	1,899
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
805	Ser. 2014, 5.00%, due 7/1/24	816	(b)(c)
630	Ser. 2014, 5.13%, due 7/1/29	637	(b)(c)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
1,085	Ser. 2014, 5.00%, due 7/1/24	1,088	(c)
430	Ser. 2014, 5.13%, due 7/1/29	427	(c)
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	512	(b)
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	584	(b)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/26	578
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/30	1,355	(b)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/28	2,039
2,450	Ser. 2016-A, 2.95%, due 12/1/28	2,314
1,005	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	1,008
500	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36	487	(b)
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	479	(b)(c)
5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	5,266	(b)
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,374
625	California Statewide CDA Rev. (California Baptist Univ. Proj.), Ser. 2007-A, 5.30%, due 11/1/18	643
1,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21	1,060
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33	2,384
855	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 4.50%, due 6/1/27	861
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40	2,543
	Inglewood Pub. Fin. Au. Ref. Rev. (Lease)
1,950	Ser. 2012, 5.00%, due 8/1/17	1,984
1,115	Ser. 2012, 5.00%, due 8/1/18	1,169
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	622
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/24	2,824
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/29	5,597	(e)
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/34	6,447
1,230	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/19	1,123
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	4,856
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/34	2,093	(f)
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	743
2,000	San Francisco City & Co. Arpt. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,162
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/32	5,537	(g)
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,711
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,361
	Vernon Elec. Sys. Rev.
775	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	826
1,790	Ser. 2009-A, 5.13%, due 8/1/21	1,912
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	10,468	(h)
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/26	3,686
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	2,440	(i)
		94,084
Colorado 3.8%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
565	Ser. 2015, 4.50%, due 4/1/25	557	(b)
1,000	Ser. 2015, 5.13%, due 4/1/35	967	(b)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
385	Ser. 2014, 4.00%, due 11/1/24	386	(c)
750	Ser. 2014, 4.50%, due 11/1/29	746	(c)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,654
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,599	(b)
		10,909
Connecticut 0.3%
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/25	754

District of Columbia 3.2%
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/26	1,698
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,094
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	552
700	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/45	622
	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev.
1,000	Ser. 2008-A, 5.50%, due 10/1/18	1,067
2,000	Ser. 2011-C, 5.00%, due 10/1/26	2,234
		9,267
Florida 6.2%
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,095
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	992
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
1,000	Ser. 2012-A, 5.50%, due 6/15/22	1,074
3,120	Ser. 2013-A, 6.75%, due 12/15/27	3,329
1,750	Ser. 2014-A, 5.75%, due 6/15/29	1,801
500	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	483	(b)(c)
1,075	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%, due 6/1/45	1,067	(b)
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	103
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32 Pre-Refunded 8/15/19	1,174
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,248
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,266
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,046	(b)
985	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/29	961
		17,639
Georgia 0.9%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	1,581	(b)(c)
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	1,094	(b)(c)
		2,675
Guam 1.7%
	Guam Gov't Hotel Occupancy Tax Rev.
1,220	Ser. 2011-A, 5.75%, due 11/1/20	1,347
650	Ser. 2011-A, 5.75%, due 11/1/21	725
2,630	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	2,821
		4,893
Hawaii 2.7%
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	5,526
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009, 6.50%, due 7/1/39	2,180
		7,706
Illinois 17.1%
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/27	6,253
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	244
2,000	Ser. 2002-B, 5.00%, due 1/1/25	1,974
2,000	Ser. 2009-C, 5.00%, due 1/1/27	1,962
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/40	961
700	Ser. 2014-A, 5.00%, due 1/1/27	686
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/30	1,452
1,960	Ser. 2013-C, 5.50%, due 12/1/31	2,107
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,067
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/31	1,621
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,195
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22 Pre-Refunded 5/1/20	3,839
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured), 5.50%, due 6/15/17	1,698
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/26	1,206
	Illinois St. G.O.
3,900	Ser. 2012, 4.00%, due 8/1/25	3,754
1,000	Ser. 2013, 5.00%, due 7/1/23	1,051
1,720	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26	1,859
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/27	1,033
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/28	1,499
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/29	778
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/27	3,050
2,875	Ser. 2013, 5.75%, due 10/1/28	3,336
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,133
		48,758
Indiana 3.3%
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29 Pre-Refunded 2/1/19	4,340
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	504
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/21	3,606
900	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/24	1,013
		9,463
Iowa 2.8%
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22 Pre-Refunded 8/1/18	5,445
	Iowa Std. Loan Liquidity Corp. Rev.
1,970	Ser. 2011-A-1, 5.00%, due 12/1/21	2,061
565	Ser. 2011-A-1, 5.30%, due 12/1/23	593
		8,099
Kentucky 0.9%
2,585	Kentucky Econ. Dev. Fin. Au. Hlth. Care Ref. Rev. (Baptist Life Comm. Proj.), Ser. 2016-A, 5.50%, due 11/15/27	2,479
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	148
		2,627
Louisiana 1.7%
1,500	Louisiana Local Gov't Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/35	1,708
500	Louisiana Pub. Facs. Au. Rev. (Archdiocese of New Orleans Proj.), Ser. 2007, (Assured Guaranty Insured), 4.50%, due 7/1/37	499
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	895
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/40 Putable 6/1/22	1,734	(a)
		4,836
Maine 0.8%
2,400	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2005, 6.25%, due 1/1/25 Putable 2/1/17	2,400	(a)(b)

Maryland 0.9%
100	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Ser. 2007-A, 5.25%, due 4/1/33 Pre-Refunded 4/1/17	101
2,350	Prince Georges Co. Hsg. Au. Multi-Family Rev. (Bristol Pines Apts. Proj.), Ser. 2005, (Fannie Mae Insured), 4.85%, due 12/15/38 Putable 12/15/23	2,375	(a)
		2,476
Massachusetts 5.5%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/24	220
415	Ser. 2014-F, 5.00%, due 7/15/25	455
200	Ser. 2014-F, 5.00%, due 7/15/26	218
190	Ser. 2014-F, 5.00%, due 7/15/27	206
150	Ser. 2014-F, 5.00%, due 7/15/28	163
	Massachusetts St. Ed. Fin. Au. Rev.
2,260	Ser. 2011-J, 5.00%, due 7/1/23	2,425
3,180	Ser. 2012-J, 4.70%, due 7/1/26	3,311
3,410	Ser. 2013-K, 4.50%, due 7/1/24	3,587
3,875	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	4,081
1,175	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	1,179
		15,845
Michigan 2.5%
	Jackson College Dormitories Hsg. Rev.
1,000	Ser. 2015, 6.50%, due 5/1/35	1,071
500	Ser. 2015, 6.75%, due 5/1/46	533
2,000	Michigan St. Fin. Au. Ref. Rev. (Henry Ford Health System), Ser. 2016, 4.00%, due 11/15/46	1,896
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/22	1,855
1,835	Ser. 2016-C, 2.15%, due 6/1/23	1,748
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	100
		7,203
Minnesota 1.6%
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,016
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children's Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/24	2,419
		4,435
Mississippi 1.6%
1,000	Jackson Co. Port Fac. Ref. Rev. (Chevron, U.S.A., Inc. Proj.), Ser. 1993, 0.59%, due 6/1/23	1,000	(a)
3,320	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	3,518
		4,518
Missouri 1.5%
	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children's Mercy Hosp.)
1,885	Ser. 2009, 5.13%, due 5/15/24 Pre-Refunded 5/15/19	2,048
390	Ser. 2009, 5.13%, due 5/15/24	419
1,725	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 0.58%, due 7/1/32	1,725	(a)
		4,192
Nevada 2.8%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,800	Ser. 2015-A, 4.00%, due 12/15/25	1,780	(b)
500	Ser. 2015-A, 5.13%, due 12/15/45	499	(b)
	Las Vegas Redev. Agcy. Tax Increment Rev.
1,635	Ser. 2009-A, 6.50%, due 6/15/17	1,669
3,545	Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	4,061
		8,009
New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.00%, due 4/1/29 Putable 10/1/19	1,479	(a)(b)

New Jersey 5.3%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,634
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/25	560
500	Ser. 2013, 5.50%, due 1/1/26	564
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/24	1,399
1,470	Ser. 2013, 3.63%, due 7/1/25	1,440
1,520	Ser. 2013, 3.75%, due 7/1/26	1,489
765	Ser. 2013, 4.00%, due 7/1/27	757
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	193
4,800	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	4,956
1,000	New Jersey Trans. Trust Fund Au. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-2, 5.00%, due 6/15/21	1,032
		15,024
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/25	499	(b)(c)
1,000	Ser. 2015, 5.75%, due 5/1/30	1,013	(b)(c)
		1,512
New York 11.8%
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/29	666
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/24	1,131
835	Ser. 2014, 5.25%, due 11/1/29	827
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
500	Ser. 2013-A, 3.88%, due 4/15/23	500
1,450	Ser. 2013-A, 5.00%, due 4/15/43	1,458
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/25	1,069	(b)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/23	789
735	Ser. 2014, 5.00%, due 7/1/24	834
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/24	1,316	(b)
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,065
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/40	538	(b)
1,100	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	(c)(d)(j)
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/33 Pre-Refunded 7/1/19	4,381
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	3,655
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,072
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	2,003
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,145
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	775
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/20	540
520	Ser. 2012-B, 5.00%, due 6/15/21	579
550	Ser. 2012-B, 5.00%, due 6/15/22	618
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,574
1,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. (Covanta Energy Proj.), Ser. 2012-B, 4.00%, due 11/1/24	1,004	(b)
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/26	1,223
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	2,359
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	586	(b)
		33,707
North Carolina 5.4%
1,835	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	1,877
4,600	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-B, 0.57%, due 10/1/35	4,600	(a)
2,000	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/23	2,106
	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev.
3,740	Ser. 2009-A, 5.00%, due 1/1/26 Pre-Refunded 1/1/19	4,007
1,510	Ser. 2009-A, 5.00%, due 1/1/26	1,602
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/24 Pre-Refunded 6/1/19	1,100
		15,292
Ohio 0.8%
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,267

Oklahoma 0.3%
	Tulsa Arpt. Imp. Trust Ref. Rev.
250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/24	280
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/25	457
		737
Oregon 0.2%
480	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/27	488

Pennsylvania 6.2%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/25	503
350	Ser. 2012, 3.60%, due 5/1/26	351
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/30	2,798
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	2,024
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/28	1,361
1,105	Moon Ind. Dev. Au. Rev. Ref. (Baptist Homes Society Obligated Group), Ser. 2015, 5.63%, due 7/1/30	1,135
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	3,530
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/24	2,900
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	175
705	Subser. 2010-B2, 6.00%, due 12/1/34	801
145	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	169
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,086
		17,833
Puerto Rico 0.8%
2,020	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	2,174

Tennessee 2.0%
535	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/22	390	(b)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	2,941
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	2,285
		5,616
Texas 6.9%
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	239
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/24	500
1,000	Ser. 2014-A, 6.63%, due 3/1/29	1,023
910	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	907
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/28	256	(b)
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,000
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	508
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/28	1,097
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33 Pre-Refunded 8/15/18	3,073
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
390	Ser. 2012-A, 4.00%, due 2/15/22	403
1,000	Ser. 2012-A, 5.00%, due 2/15/32	1,079
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20 Pre-Refunded 3/1/18	1,042
500	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Ref. Rev. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	485
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc.), Ser. 2016-C, 5.75%, due 7/1/51	518
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,253
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev. (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	506
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/21	1,683
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,273
		19,845
Utah 2.0%
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,490
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20 Pre-Refunded 6/1/18	1,265
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	516	(b)
	Utah Hsg. Corp. Single Family Mtge. Rev.
140	Ser. 2011-A2, Class I, 5.00%, due 7/1/20	144
130	Ser. 2011-A2, Class I, 5.25%, due 7/1/21	134
175	Ser. 2011-A2, Class I, 5.45%, due 7/1/22	180
		5,729
Vermont 3.1%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600	Ser. 2012-A, 5.00%, due 6/15/21	1,723
445	Ser. 2013-A, 4.25%, due 6/15/24	457
1,060	Ser. 2013-A, 4.35%, due 6/15/25	1,083
1,575	Ser. 2013-A, 4.45%, due 6/15/26	1,607
515	Ser. 2013-A, 4.55%, due 6/15/27	526
1,800	Ser. 2014-A, 5.00%, due 6/15/24	1,979
1,615	Ser. 2015-A, 4.13%, due 6/15/27	1,617
		8,992
Virginia 0.4%
1,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/22	1,022

Washington 4.0%
1,600	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25 Pre-Refunded 12/1/17	1,661
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/28	6,929
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29 Pre-Refunded 10/1/19	2,790
		11,380
West Virginia 0.4%
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19 Pre-Refunded 7/1/18	1,055

Wisconsin 6.5%
1,250	Pub. Fin. Au. Ed. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/36	1,167
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/30	892	(b)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/35	200	(b)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/51	2,613
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	434
1,910	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/25	1,947
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/35 Pre-Refunded 6/1/20	1,266
1,225	Ser. 2010-A, 6.13%, due 6/1/39 Pre-Refunded 6/1/20	1,410
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/30 Pre-Refunded 12/23/19	1,477
3,660	Ser. 2008-B3, 5.00%, due 10/1/30	3,982
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29 Pre-Refunded 12/1/18	3,240
		18,628

	Total Municipal Notes (Cost $428,968)	459,597

Tax Exempt Preferred 0.6%

Real Estate 0.6%
1,650	Munimae TE Bond Subsidiary LLC, 5.00%, due 4/30/28 (Cost $1,650)	1,699	(b)(c)

	Total Investments 161.5% (Cost $430,618)	461,296	##

	Other Assets Less Liabilities 1.3%	3,797

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (62.8)%	(179,400)

	Net Assets Applicable to Common Stockholders 100.0%	$285,693

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $40,972,000 or 14.3% of net assets applicable to common stockholders for the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Defaulted security.
(e)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(f)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.
(g)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(h)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(i)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(j)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$459,597	$—	$459,597
Tax Exempt Preferred	—	1,699	—	1,699
Total Investments	$—	$461,296	$—	$461,296

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

January 31, 2017

 Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods each Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At January 31, 2017, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
California	$132,693	$8,397	$1,079	$7,318
Intermediate	430,712	35,674	5,090	30,584
New York	115,832	5,012	3,153	1,859

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Intermediate Municipal Fund Inc.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 28, 2017

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer
Date:	March 28, 2017